United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03541
Asset Management Fund
(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Suite 500, Miami, FL 33131
(Address of principal executive offices)	(Zip code)

Beacon Hill Fund Services, Inc., 4041 North High Street, Suite 402, Columbus, Ohio 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 247-9780

Date of fiscal year end: 10/31

Date of reporting period: 4/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Managed By:
Shay Assets Management, Inc.

SEMI-ANNUAL REPORT
April 30, 2013

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	74.7%
1 Yr. Constant Maturity Treasury Based ARMS	42.1%
Fannie Mae
2.52%		7/1/28	$1,741,422	$1,830,217
2.11%		8/1/29	1,201,545	1,237,853
2.31%		3/1/30	198,095	207,496
2.37%		5/1/33	630,320	658,707
2.49%		9/1/33	2,250,826	2,365,971
2.32%		1/1/35	5,662,565	6,004,425
2.39%		1/1/35	4,522,374	4,809,902
2.77%		9/1/36	11,640,800	12,499,019
2.74%		6/1/37	17,066,581	18,289,572
2.32%		9/1/38	7,695,414	8,209,221
2.66%		9/1/38	19,407,429	20,760,690
Fannie Mae Grantor Trust
3.52%		5/25/42	7,158,175	7,659,248
2.86%		8/25/43	8,633,327	9,223,502
Fannie Mae Whole Loan
3.05%		8/25/42	8,139,416	8,727,879
3.65%		8/25/42	3,138,510	3,351,771
2.75%		4/25/45	14,631,232	15,080,423
Freddie Mac
2.25%		10/1/22	466,788	479,791
2.29%		9/1/27	851,222	881,690
2.26%		9/1/28	6,166,887	6,426,081
2.26%		9/1/30	479,636	493,214
2.38%		7/1/31	3,079,234	3,188,356

				132,385,028

12 Mo. London Interbank Offering Rate (LIBOR)	18.4%
Fannie Mae
2.67%		8/1/37	26,546,733	28,484,910
4.32%		5/1/39	13,417,509	14,402,985
Freddie Mac
3.59%		5/1/39	14,217,459	15,128,613

				58,016,508

6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.37%		6/1/21	638,125	643,586
1.83%		12/1/24	1,279,148	1,316,686
Freddie Mac
2.06%		1/1/26	537,564	557,347

				2,517,619

6 Mo. London Interbank Offering Rate (LIBOR)	3.8%
Fannie Mae
1.79%		9/1/27	2,479,439	2,562,403
1.91%		3/1/28	2,536,349	2,616,401
2.40%		6/1/28	350,504	368,544
1.70%		9/1/33	1,316,859	1,358,557
1.87%		11/1/33	1,929,438	1,990,767
1.92%		11/1/33	960,726	995,105
Freddie Mac
2.70%		9/1/30	2,066,739	2,212,843

				12,104,620

See notes to financial statements.

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND (continued) SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

Cost of Funds Index Based ARMS	9.6%
Fannie Mae
3.20%		2/1/28	$9,990,468	$10,586,039
2.32%		8/1/33	6,250,725	6,526,144
2.95%		11/1/36	6,809,111	7,299,347
2.22%		6/1/38	5,441,423	5,682,440

				30,093,970

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				235,117,745

FIXED RATE MORTGAGE-RELATED SECURITIES	20.9%
15 Yr. Securities	2.8%
Fannie Mae
2.50%		10/1/27	5,916,169	6,085,004
2.50%		10/1/27	2,632,663	2,743,072

				8,828,076

30 Yr. Securities	2.5%
Fannie Mae
4.00%		8/1/42	4,809,280	5,305,565
Government National Mortgage Association
4.00%		12/15/41	2,389,418	2,619,466

				7,925,031

Collateralized Mortgage Obligations	15.6%
Fannie Mae
5.00%		2/25/18	2,613,790	2,780,819
4.00%		10/25/23	1,520,279	1,572,615
5.00%		3/25/24	3,511,079	3,761,776
4.50%		6/25/36	8,039,658	8,357,643
4.00%		8/25/37	2,786,381	2,932,245
Freddie Mac
4.00%		6/15/36	8,222,663	8,455,520
3.00%		4/15/39	17,858,256	18,907,643
Government National Mortgage Association
5.00%		8/20/35	1,427,269	1,431,753
4.50%		11/20/36	946,306	951,521

				49,151,535

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				65,904,642

	Percentage of Net Assets		Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%			366	$366

TOTAL INVESTMENT COMPANIES				366

See notes to financial statements.

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND (concluded) SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

REPURCHASE AGREEMENTS	4.2%
Bank of America, 0.14%, (Agreement dated 4/30/13 to be repurchased at $13,160,051 on 5/1/13 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 2.18%, with a value of $13,423,200, due at 5/16/39)		$13,160,000	$13,160,000

TOTAL REPURCHASE AGREEMENTS			13,160,000

TOTAL INVESTMENTS
(Cost $307,423,846)(a)	99.8%		314,182,753
NET OTHER ASSETS (LIABILITIES)	0.2%		630,972

NET ASSETS	100.0%		$314,813,725

*	The rates presented are the rates in effect at April 30, 2013.
(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND ULTRA SHORT FUND SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	74.6%
1 Yr. Constant Maturity Treasury Based ARMS	52.7%
Fannie Mae
2.31%		10/1/28	$116,514	$122,185
2.68%		12/1/30	359,633	381,941
2.27%		7/1/33	484,284	503,935
2.66%		9/1/38	843,899	902,743
Freddie Mac
2.37%		11/1/28	106,450	112,429
2.90%		1/1/29	478,403	509,947
2.29%		7/1/30	331,507	345,703
2.38%		9/1/30	56,699	59,313
2.56%		8/1/31	728,667	764,467

				3,702,663

12 Mo. London Interbank Offering Rate (LIBOR)	21.9%
Fannie Mae
2.67%		8/1/37	1,366,012	1,465,744
4.32%		5/1/39	64,172	68,885

				1,534,629

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				5,237,292

FIXED RATE MORTGAGE-RELATED SECURITIES	14.1%
15 Yr. Securities	14.1%
Fannie Mae
2.50%		10/1/27	963,130	990,616

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				990,616

	Percentage of Net Assets		Shares	Value

INVESTMENT COMPANIES	10.8%
Northern Institutional Treasury Portfolio, 0.01%			761,937	$761,937

TOTAL INVESTMENT COMPANIES				761,937

TOTAL INVESTMENTS
(Cost $6,893,598)(a)	99.5%			6,989,845
OTHER NET ASSETS (LIABILITIES)	0.5%			35,731

NET ASSETS	100.0%			$7,025,576

*	The rates presented are the rates in effect at April 30, 2013.
(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	48.8%
1 Yr. Constant Maturity Treasury Based ARMS	32.4%
Fannie Mae
2.56%		5/1/31	$491,467	$520,928
2.39%		1/1/35	386,789	411,381
2.77%		9/1/36	541,433	581,350
2.66%		9/1/38	1,511,985	1,617,414
Fannie Mae Grantor Trust
3.52%		5/25/42	810,287	867,007
2.86%		8/25/43	1,685,934	1,801,184
Freddie Mac
2.36%		3/1/27	259,232	271,052
2.56%		8/1/31	1,062,764	1,114,978

				7,185,294

12 Mo. London Interbank Offering Rate (LIBOR)	16.4%
Fannie Mae
4.32%		5/1/39	481,291	516,641
Freddie Mac
3.59%		5/1/39	2,920,677	3,107,854

				3,624,495

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				10,809,789

FIXED RATE MORTGAGE-RELATED SECURITIES	44.5%
10 Yr. Securities	7.3%
Fannie Mae
3.50%		7/1/21	1,530,449	1,627,150

15 Yr. Securities	23.8%
Fannie Mae
3.00%		1/1/27	3,107,795	3,285,167
2.50%		10/1/27	1,926,260	1,981,232
Freddie Mac
8.00%		12/17/15	9,878	9,880

				5,276,279

30 Yr. Securities	6.4%
Government National Mortgage Association
3.50%		9/15/42	1,286,130	1,412,282

See notes to financial statements.

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND (concluded) SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

Collateralized Mortgage Obligations	7.0%
Fannie Mae
4.00%		8/25/37	$696,595	$733,061
Freddie Mac
3.00%		4/15/39	598,601	633,776
Government National Mortgage Association
3.96%		6/16/31	75,733	76,674
4.50%		11/20/36	110,153	110,760

				1,554,271

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				9,869,982

	Percentage of Net Assets		Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%			493	$493

TOTAL INVESTMENT COMPANIES				493

	Percentage of Net Assets		Principal Amount	Value

REPURCHASE AGREEMENTS	6.3%
Bank of America, 0.14%, (Agreement dated 4/30/13 Mortgage-Backed Securities, 2.18%, with a value of Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 2.18%, with a value of $1,421,881, due at 5/16/39)			$1,394,000	$1,394,000

TOTAL REPURCHASE AGREEMENTS				1,394,000

TOTAL INVESTMENTS (Cost $ 21,765,515) (a)	99.6%			22,074,264
NET OTHER ASSETS (LIABILITIES)	0.4%			96,480

NET ASSETS	100.0%			$22,170,744

*	The rates presented are the rates in effect at April 30, 2013.
(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND INTERMEDIATE MORTGAGE FUND SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	13.4%
1 Yr. Constant Maturity Treasury Based ARMS	11.3%
Fannie Mae
2.52%		7/1/37	$1,486,093	$1,592,684
2.66%		9/1/38	1,160,361	1,241,272

				2,833,956

12 Mo. London Interbank Offering Rate (LIBOR)	2.1%
Fannie Mae
4.32%		5/1/39	481,291	516,641

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				3,350,597

FIXED RATE MORTGAGE-RELATED SECURITIES	78.2%
10 Yr. Securities	5.2%
Fannie Mae
3.50%		7/1/21	1,224,359	1,301,720

15 Yr. Securities	30.5%
Fannie Mae
7.00%		3/1/15	12,711	13,192
7.00%		3/1/15	13,874	14,399
7.00%		3/1/15	24,701	25,591
7.50%		11/1/15	29,268	30,780
6.50%		1/1/16	18,713	19,542
6.00%		6/1/16	94,208	99,673
6.00%		7/1/17	74,130	79,888
6.00%		7/1/17	114,545	122,888
2.50%		2/1/26	508,071	531,760
3.00%		9/1/26	3,833,209	4,051,982
2.50%		10/1/27	2,407,825	2,476,540
Freddie Mac
6.00%		6/1/17	138,293	148,406

				7,614,641

30 Yr. Securities	34.3%
Freddie Mac
3.50%		11/1/41	2,312,394	2,460,644
3.00%		8/1/42	3,233,333	3,371,982
Government National Mortgage Association
3.50%		8/15/42	2,472,495	2,715,012

				8,547,638

Collateralized Mortgage Obligations	8.2%
Fannie Mae
4.00%		10/25/32	326,133	335,807
Freddie Mac
3.00%		4/15/39	1,496,502	1,584,439
Government National Mortgage Association
4.50%		11/20/36	125,166	125,855

				2,046,101

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				19,510,100

See notes to financial statements.

ASSET MANAGEMENT FUND INTERMEDIATE MORTGAGE FUND (concluded) SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%		829	$829

TOTAL INVESTMENT COMPANIES			829

	Percentage of Net Assets	Principal Amount	Value

REPURCHASE AGREEMENTS	8.4%
Bank of America, 0.14%, (Agreement dated 4/30/13 to be repurchased at $2,087,008 on 5/1/13 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 2.18%, with a value of $2,128,740, due at 5/16/39)		$2,087,000	$2,087,000

TOTAL REPURCHASE AGREEMENTS			2,087,000

TOTAL INVESTMENTS
(Cost $ 24,468,076) (a)	100.0%		24,948,526
NET OTHER ASSETS (LIABILITIES)	0.0%		5,966

NET ASSETS	100.0%		$24,954,492

*	The rates presented are the rates in effect at April 30, 2013.
(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
April 30, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	41.8%
1 Yr. Constant Maturity Treasury Based ARMS	21.0%
Fannie Mae
2.52%		7/1/37	$2,320,524	$2,486,966
2.66%		9/1/38	1,687,798	1,805,486

				4,292,452

12 Mo. London Interbank Offering Rate (LIBOR)	17.8%
Freddie Mac
3.59%		5/1/39	3,428,620	3,648,350

HYBRID ARMS	3.0%
Freddie Mac
2.65%		11/1/36	580,829	608,885

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,549,687

FIXED RATE MORTGAGE-RELATED SECURITIES	52.7%
10 Yr. Securities	1.6%
Fannie Mae
3.50%		7/1/21	306,090	325,430

15 Yr. Securities	11.3%
Fannie Mae
7.00%		3/1/15	17,484	18,146
2.50%		2/1/26	508,071	531,760
3.00%		9/1/26	958,302	1,012,995
2.50%		10/1/27	722,348	742,962

				2,305,863

30 Yr. Securities	39.3%
Fannie Mae
5.00%		3/1/38	196,237	212,350
Freddie Mac
3.00%		8/1/42	6,004,762	6,262,252
Government National Mortgage Association
7.50%		2/15/24	60,584	70,426
7.00%		4/15/27	83,658	96,820
6.00%		1/15/29	89,613	101,550
3.50%		8/15/42	495,444	544,039
3.50%		9/15/42	692,422	760,339

				8,047,776

Collateralized Mortgage Obligations	0.5%
Fannie Mae
4.00%		1/25/33	26,353	26,827
Freddie Mac
4.00%		3/15/33	77,576	83,161

				109,988

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				10,789,057

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (concluded)
SCHEDULE OF INVESTMENTS
April 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%		512	$512

TOTAL INVESTMENT COMPANIES			512

	Percentage of Net Assets	Principal Amount	Value

REPURCHASE AGREEMENTS	5.0%
Bank of America, 0.14%, (Agreement dated 4/30/13 to be repurchased at $1,035,004 on 5/1/13 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 2.18%, with a value of $1,055,700, due at 5/16/39)		$1,035,000	$1,035,000

TOTAL REPURCHASE AGREEMENTS			1,035,000

TOTAL INVESTMENTS (Cost $20,124,333)(a)	99.5%		20,374,256
NET OTHER ASSETS (LIABILITIES)	0.5%		97,006

NET ASSETS	100.0%		$20,471,262

*	The rates presented are the rates in effect at April 30, 2013.
(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	94.8%
Aerospace & Defense	4.0%
United Technologies Corp.		40,000	$3,651,600

Air Freight & Logistics	3.8%
United Parcel Service, Inc.		40,000	3,433,600

Beverages	9.1%
Coca-Cola Co.		100,000	4,233,000
PepsiCo, Inc.		50,000	4,123,500

			8,356,500

Chemicals	4.1%
Du Pont (E.I.) De Nemours		44,000	2,398,440
Praxair, Inc.		12,000	1,371,600

			3,770,040

Commercial Banks	4.1%
Wells Fargo & Co.		100,000	3,798,000

Diversified Financial Services	3.7%
American Express Co.		50,000	3,420,500

Electrical Equipment	1.5%
Emerson Electric Co.		25,000	1,387,750

Food & Staples Retailing	6.1%
Sysco Corp.		50,000	1,743,000
Wal-Mart Stores, Inc.		50,000	3,886,000

			5,629,000

Food Products	2.8%
General Mills, Inc.		50,000	2,521,000

Health Care Equipment & Supplies	5.4%
Becton, Dickinson & Co.		28,000	2,640,400
Medtronic, Inc.		50,000	2,334,000

			4,974,400

Hotels, Restaurants & Leisure	4.0%
McDonald’s Corp.		36,000	3,677,040

Household Products	3.4%
Procter & Gamble		40,000	3,070,800

Industrial Conglomerates	7.6%
3M Company		35,000	3,664,850
General Electric Co.		150,000	3,343,500

			7,008,350

Insurance	4.3%
Berkshire Hathaway, Inc.(a)		25	3,975,000

IT Services	6.0%
Automatic Data Processing		28,000	1,885,520
International Business Machines Corp.		18,000	3,645,720

			5,531,240

Media	3.8%
The Walt Disney Company		55,000	3,456,200

Oil & Gas Consumable Fuels	8.1%
Chevron Corp.		32,000	3,904,320
Exxon Mobil Corp.		40,000	3,559,600

			7,463,920

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (concluded)
SCHEDULE OF INVESTMENTS
April 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value

Pharmaceuticals	6.4%
Abbott Laboratories		50,000	$1,846,000
Johnson & Johnson		47,000	4,005,810

			5,851,810

Software	4.5%
Microsoft Corp.		125,000	4,137,500

Specialty Retail	2.1%
TJX Companies		40,000	1,950,800

TOTAL COMMON STOCKS			87,065,050

INVESTMENT COMPANIES	5.0%
Northern Institutional Treasury Portfolio, 0.01%		4,566,569	4,566,569

TOTAL INVESTMENT COMPANIES			4,566,569

TOTAL INVESTMENTS (Cost $54,599,304) (b)	99.8%		91,631,619
NET OTHER ASSETS (LIABILITIES)	0.2%		140,043

NET ASSETS	100.0%		$91,771,662

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF ASSETS & LIABILITIES
April 30, 2013 (Unaudited)

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
Assets
Investments, at cost	$307,423,846	$6,893,598	$21,765,515	$24,468,076	$20,124,333	$54,599,304
Investments, at value	$314,182,753	$6,989,845	$22,074,264	$24,948,526	$20,374,256	$91,631,619
Receivable for dividends and interest	795,156	16,479	63,808	57,041	60,968	57,594
Receivable for investments sold	485,966	26,653	74,424	—	74,810	—
Receivable for capital shares sold	—	—	160	—	—	181,587
Prepaid and other assets	64,119	4,612	7,251	7,848	7,279	20,551
Receivable from Adviser / Distributor	77,824	1,737	1,883	4,185	1,747	7,033
Total Assets	315,605,818	7,039,326	22,221,790	25,017,600	20,519,060	91,898,384
Liabilities
Income distribution payable	$397,815	$5,343	$29,587	$37,233	$27,569	$—
Investment advisory fees payable	116,735	2,605	4,580	7,170	4,227	48,264
Administration fees payable	33,331	669	2,200	2,408	2,132	8,791
Distribution fees payable	64,853	1,447	2,748	3,073	2,536	17,582
Capital shares redeemed payable	1,381	—	119	8	—	4,529
Accrued expenses and other payable	177,978	3,686	11,812	13,216	11,334	47,556
Total Liabilities	792,093	13,750	51,046	63,108	47,798	126,722
Net Assets	$314,813,725	$7,025,576	$22,170,744	$24,954,492	$20,471,262	$91,771,662

Class I
Net assets	$314,813,725	$7,025,576	$22,170,744	$24,954,492	$20,471,262	$—
Share of common stock outstanding	43,117,518	1,384,218	2,398,648	5,563,639	2,310,895	—
Net asset value per share	$7.30	$5.08	$9.24	$4.49	$8.86	$—

Class AMF
Net assets	$—	$—	$—	$—	$—	$86,908,182
Share of common stock outstanding	—	—	—	—	—	8,371,542
Net asset value per share	$—	$—	$—	$—	$—	$10.38

Class H
Net assets	$—	$—	$—	$—	$—	$4,863,480
Share of common stock outstanding	—	—	—	—	—	468,517
Net asset value per share	$—	$—	$—	$—	$—	$10.38

Net Assets
Paid in capital	$655,368,348	$35,219,555	$31,173,931	$77,437,304	$28,130,605	$50,891,483
Accumulated net investment income (loss)	(1,546,469)	(17,180)	(98,869)	(61,984)	(38,909)	(22,186)
Accumulated net realized gains (losses)	(345,767,061)	(28,273,046)	(9,213,067)	(52,901,278)	(7,870,357)	3,870,050
Unrealized appreciation (depreciation) on investments	6,758,907	96,247	308,749	480,450	249,923	37,032,315
Net assets	$314,813,725	$7,025,576	$22,170,744	$24,954,492	$20,471,262	$91,771,662

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2013 (Unaudited)

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$2,972,362	$53,265	$199,464	$268,187	$250,773	$—
Dividend income	3	42	16	37	38	1,080,493
Total investment income	2,972,365	53,307	199,480	268,224	250,811	1,080,493
Operating expenses:
Investment advisory	771,273	15,744	27,797	43,693	26,101	284,228
Distribution — Class AMF Shares	—	—	—	—	—	103,667
Distribution — Class I Shares	428,483	8,746	16,678	18,726	15,660	—
Administration	216,832	4,379	13,978	15,634	13,228	54,646
Legal	135,879	2,896	6,157	7,000	5,867	24,604
Registration	11,406	5,185	5,790	7,126	5,390	18,722
Trustees	52,895	1,059	3,392	3,781	3,223	13,206
Other	276,179	5,619	17,803	19,780	16,946	73,278
Total expenses before fee reductions	1,892,947	43,628	91,595	115,740	86,415	572,351
Fees reduced by waivers/reimbursements	(555,809)	(11,425)	(8,205)	(22,113)	(8,112)	(41,466)
Net expenses	1,337,138	32,203	83,390	93,627	78,303	530,885
Net investment income	1,635,227	21,104	116,090	174,597	172,508	549,608
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Realized gains (losses) from investment transactions	28,864	—	185,477	(35,947)	235,454	3,870,050
Change in unrealized appreciation (depreciation) on investments	(1,561,829)	(39,810)	(198,970)	(157,916)	(392,817)	7,965,744
Net realized and unrealized gains (losses) from investment activities	(1,532,965)	(39,810)	(13,493)	(193,863)	(157,363)	11,835,794
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$102,262	$(18,706)	$102,597	$(19,266)	$15,145	$12,385,402

See notes to financial statements.

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ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Ultra Short Mortgage Fund		Ultra Short Fund

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Increase (decrease) in net assets:
Operations:
Net investment income	$1,635,227	$5,109,008	$21,104	$63,900
Net realized gains (losses) from investment transactions	28,864	636,422	—	(14,830)
Change in unrealized appreciation (depreciation) on investments	(1,561,829)	543,259	(39,810)	69,643

Change in net assets resulting from operations	102,262	6,288,689	(18,706)	118,713

Dividends paid to stockholders:
From net investment income	(3,115,943)	(7,593,989)	(37,134)	(83,675)

Total dividends paid to stockholders	(3,115,943)	(7,593,989)	(37,134)	(83,675)

Capital Transactions:
Proceeds from sale of shares	7,270,014	13,305,515	—	—
Value of shares issued to stockholders in reinvestment of dividends	389,280	650,222	1,257	3,091
Value of shares redeemed	(84,221,542)	(54,745,370)	(15,559)	(35,958)

Change in net assets from capital transactions	(76,562,248)	(40,789,633)	(14,302)	(32,867)

Change in net assets	(79,575,929)	(42,094,933)	(70,142)	2,171
Net Assets:
Beginning of year	394,389,654	436,484,587	7,095,718	7,093,547

End of period	$314,813,725	$394,389,654	$7,025,576	$7,095,718

Accumulated undistributed net investment (losses) (distributions in excess of income)	$(1,546,469)	$(65,753)	$(17,180)	$(1,150)

See notes to financial statements.

Short U.S. Government Fund		Intermediate Mortgage Fund		U.S. Government Mortgage Fund

Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

$116,090	$351,295	$174,597	$453,767	$172,508	$434,322

185,477	(28,372)	(35,947)	207,412	235,454	705,825

(198,970)	108,236	(157,916)	262,376	(392,817)	(310,764)

102,597	431,159	(19,266)	923,555	15,145	829,383

(209,473)	(472,688)	(234,275)	(539,884)	(208,958)	(505,365)

(209,473)	(472,688)	(234,275)	(539,884)	(208,958)	(505,365)

13,499	111,297	15	500	2,010,756	20

19,636	37,058	829	1,956	33,438	23,779
(1,362,647)	(1,237,974)	(394,406)	(389,304)	(4,522,140)	(80,227)

(1,329,512)	(1,089,619)	(393,562)	(386,848)	(2,477,946)	(56,428)

(1,436,388)	(1,131,148)	(647,103)	(3,177)	(2,671,759)	267,590

23,607,132	24,738,280	25,601,595	25,604,772	23,143,021	22,875,431

$22,170,744	$23,607,132	$24,954,492	$25,601,595	$20,471,262	$23,143,021

$(98,869)	$(5,486)	$(61,984)	$(2,306)	$(38,909)	$(2,459)

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Large Cap Equity Fund

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Increase (decrease) in net assets:
Operations:
Net investment income	$549,608	$1,091,945
Net realized gains from investment transactions	3,870,050	2,871,029
Change in unrealized appreciation (depreciation) on investments	7,965,744	7,312,443

Change in net assets resulting from operations	12,385,402	11,275,417

Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(548,618)	(1,073,283)
Class H Stockholders	(33,323)	(58,705)
From net realized gains:
Class AMF Shares	(2,724,584)	(1,671,892)
Class H Shares	(146,445)	(74,861)

Total dividends paid to stockholders	(3,452,970)	(2,878,741)

Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	1,035,845	2,396,055
Value of shares issued to stockholders in reinvestment of dividends	2,418,431	1,968,621
Cost of shares repurchased	(7,383,692)	(6,914,380)
Class H Shares:
Proceeds from sale of shares	101,681	549,854
Value of shares issued to stockholders in reinvestment of dividends	179,768	133,566
Cost of shares repurchased	(298,761)	(89,115)

Change in net assets from capital transactions	(3,946,728)	(1,955,399)

Change in net assets	4,985,704	6,441,277
Net Assets:
Beginning of year	86,785,958	80,344,681

End of period	$91,771,662	$86,785,958

Accumulated net investment income (losses)	$(22,186)	$10,147

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2013 (Unaudited)
			Year Ended October 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$7.36		$7.39	$7.50	$7.33	$7.72	$9.62

Income from investment operations:
Net investment income	0.0755		0.0906	0.1166	0.2054	0.3058	0.4290
Net realized and unrealized gains (losses) from investments	0.0503		0.0163	(0.0457)	0.2082	(0.3855)	(1.9116)

Total from investment operations	0.1258		0.1069	0.0709	0.4136	(0.0797)	(1.4826)

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0658)		(0.1369)	(0.1809)	(0.2436)	(0.3109)	(0.4174)

Change in net asset value	(0.06)		(0.03)	(0.11)	0.17	(0.39)	(1.90)

Net asset value, end of period	$7.30		$7.36	$7.39	$7.50	$7.33	$7.72

Total return	0.08%	(a)	1.46%	0.97%	5.75%	(0.88)%	(15.95)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$314,814		$394,390	$436,485	$682,115	$891,744	$1,044,580
Ratio of net expenses to average net assets	0.78%	(b)	0.73%	0.67%	0.57%	0.60%	0.50%
Ratio of net investment income to average net assets	0.95%	(b)	1.26%	1.71%	2.88%	4.24%	4.71%
Ratio of gross expenses to average net assets*	1.10%	(b)	1.05%	0.97%	0.87%	0.90%	0.80%
Portfolio turnover rate	32%		77%	57%	74%	56%	35%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2013 (Unaudited)
			Year Ended October 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$5.12		$5.09	$5.16	$5.59	$6.86	$9.61

Income from investment operations:
Net investment income	0.0260		0.0459	0.0458	0.2737	0.4179	0.4667
Net realized and unrealized gains (losses) from investments	(0.0392)		0.0442	(0.0409)	(0.3939)	(1.2717)	(2.7462)

Total from investment operations	(0.0132)		0.0901	0.0049	(0.1202)	(0.8538)	(2.2795)

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0268)		(0.0601)	(0.0749)	(0.3098)	(0.4162)	(0.4705)

Change in net asset value	(0.04)		0.03	(0.07)	(0.43)	(1.27)	(2.75)

Net asset value, end of period	$5.08		$5.12	$5.09	$5.16	$5.59	$6.86

Total return	(0.26)%	(a)	1.78%	0.10%	(2.25)%	(12.45)%	(24.99)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$7,026		$7,096	$7,094	$14,396	$21,115	$39,750
Ratio of net expenses to average net assets	0.92%	(b)	0.89%	0.79%	0.63%	0.67%	0.54%
Ratio of net investment income to average net assets	0.61%	(b)	0.90%	1.06%	5.23%	7.07%	5.16%
Ratio of gross expenses to average net assets*	1.25%	(b)	1.21%	1.09%	0.93%	0.97%	0.84%
Portfolio turnover rate	1%		111%	83%	66%	10%	32%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2013 (Unaudited)
			Year Ended October 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.29		$9.30	$9.45	$9.49	$9.28	$10.35

Income from investment operations:
Net investment income	0.0919		0.1377	0.1592	0.2236	0.3548	0.4301
Net realized and unrealized gains (losses) from investments	(0.0556)		0.0377	(0.1204)	(0.0115)	0.2069	(1.0594)

Total from investment operations	0.0363		0.1754	0.0388	0.2121	0.5617	(0.6293)

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0863)		(0.1854)	(0.1888)	(0.2521)	(0.3517)	(0.4407)

Change in net asset value	(0.05)		(0.01)	(0.15)	(0.04)	0.21	(1.07)

Net asset value, end of period	$9.24		$9.29	$9.30	$9.45	$9.49	$9.28

Total return	0.40%	(a)	1.91%	0.43%	2.28%	6.17%	(6.71)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$22,171		$23,607	$24,738	$26,006	$36,630	$60,534
Ratio of net expenses to average net assets	0.75%	(b)	0.75%	0.73%	0.63%	0.59%	0.53%
Ratio of net investment income to average net assets	1.05%	(b)	1.48%	1.71%	2.44%	3.92%	4.33%
Ratio of gross expenses to average net assets*	0.82%	(b)	0.78%	0.73%	0.63%	0.62%	0.53%
Portfolio turnover rate	28%		44%	114%	44%	59%	58%

*	During the periods shown, certain fees were voluntarily or contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2013 (Unaudited)
			Year Ended October 31,

			2012	2011	2010	2009	2008

Net asset value, beginning of period	$4.53		$4.46	$4.52	$5.00	$6.39	$9.12

Income from investment operations:
Net investment income	0.0458		0.0794	0.0895	0.3162	0.4028	0.4504
Net realized and unrealized gains (losses) from investments	(0.0441)		0.0853	(0.0418)	(0.4711)	(1.3925)	(2.7388)

Total from investment operations	0.0017		0.1647	0.0477	(0.1549)	(0.9897)	(2.2884)

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0417)		(0.0947)	(0.1077)	(0.3251)	(0.4003)	(0.4416)

Change in net asset value	(0.04)		0.07	(0.06)	(0.48)	(1.39)	(2.73)

Net asset value, end of period	$4.49		$4.53	$4.46	$4.52	$5.00	$6.39

Total return	0.04%	(a)	3.72%	1.09%	(3.27)%	(15.65)%	(25.94)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$24,954		$25,602	$25,605	$29,587	$41,109	$80,239
Ratio of net expenses to average net assets	0.75%	(b)	0.75%	0.72%	0.57%	0.70%	0.51%
Ratio of net investment income to average net assets	1.40%	(b)	1.77%	2.03%	6.76%	7.41%	5.42%
Ratio of gross expenses to average net assets*	0.93%	(b)	0.89%	0.82%	0.67%	0.80%	0.61%
Portfolio turnover rate	21%		72%	174%	115%	32%	18%

*	During the periods shown, certain fees were voluntarily or contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2013 (Unaudited)
			Year Ended October 31,

			2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.94		$8.82	$8.88	$8.82	$8.86	$10.13

Income from investment operations:
Net investment income	0.0978		0.1678	0.1767	0.3169	0.4225	0.4898
Net realized and unrealized gains (losses) on investments	(0.0899)		0.1474	(0.0215)	0.0603	(0.0399)	(1.2772)

Total from investment operations	0.0079		0.3152	0.1552	0.3772	0.3826	(0.7874)

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0879)		(0.1952)	(0.2152)	(0.3172)	(0.4226)	(0.4826)

Change in net asset value	(0.08)		0.12	(0.06)	0.06	(0.04)	(1.27)

Net asset value, end of period	$8.86		$8.94	$8.82	$8.88	$8.82	$8.86

Total return	0.09%	(a)	3.73%	1.68%	4.37%	4.41%	(8.11)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$20,471		$23,143	$22,875	$23,023	$24,627	$59,835
Ratio of net expenses to average net assets	0.75%	(b)	0.75%	0.73%	0.60%	0.68%	0.52%
Ratio of net investment income to average net assets	1.66%	(b)	1.89%	2.01%	3.63%	4.83%	4.96%
Ratio of gross expenses to average net assets*	0.83%	(b)	0.78%	0.73%	0.60%	0.68%	0.52%
Portfolio turnover rate	25%		65%	93%	104%	36%	28%

*	During the periods shown, certain fees were voluntarily or contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Annualized.
(b)	Not annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS AMF SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2013 (Unaudited)
			Year Ended October 31,

			2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.41		$8.53	$7.95	$7.11	$6.89	$10.47

Income (Loss) from operations:
Net investment income	0.06		0.12	0.11	0.09	0.09	0.09
Net realized and unrealized gains (losses) from investments	1.29		1.07	0.58	0.85	0.37	(2.57)

Total from investment operations	1.35		1.19	0.69	0.94	0.46	(2.48)

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.06)		(0.12)	(0.11)	(0.10)	(0.10)	(0.12)
From net realized gains on investments	(0.32)		(0.19)	—	—	(0.14)	(0.98)

Total distributions	(0.38)		(0.31)	(0.11)	(0.10)	(0.24)	(1.10)

Change in net asset value	0.97		0.88	0.58	0.84	0.22	(3.58)

Net asset value, end of period	$10.38		$9.41	$8.53	$7.95	$7.11	$6.89

Total return	14.95%	(a)	14.16%	8.66%	13.35%	7.16%	(26.23)%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$86,908		$82,373	$76,905	$88,368	$76,669	$39,428
Ratio of net expenses to average net assets	1.22%	(b)	1.20%	1.14%	1.04%	1.24%	0.97%
Ratio of net investment income to average net assets	1.25%	(b)	1.25%	1.25%	1.23%	1.39%	1.08%
Ratio of gross expenses to average net assets*	1.32%	(b)	1.30%	1.24%	1.15%	1.45%	1.07%
Portfolio turnover rate	2%		8%	7%	14%	14%	14%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND — CLASS H SHARES FINANCIAL HIGHLIGHTS Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2009(a)

			2012	2011	2010

Net asset value, beginning of period	$9.41		$8.53	$7.95	$7.11	$5.52

Income (Loss) from operations:
Net investment income	0.07		0.13	0.12	0.11	0.07
Net realized and unrealized gains (losses) from investments	1.29		1.07	0.58	0.85	1.59

Total from investment operations	1.36		1.20	0.70	0.96	1.66

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.07)		(0.13)	(0.12)	(0.12)	(0.07)
From net realized gains on investments	(0.32)		(0.19)	—	—	—

Total distributions	(0.39)		(0.32)	(0.12)	(0.12)	(0.07)

Change in net asset value	0.97		0.88	0.58	0.84	1.59

Net asset value, end of period	$10.38		$9.41	$8.53	$7.95	$7.11

Total return	15.04%	(b)	14.33%	8.83%	13.59%	32.22%	(b)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$4,863		$4,413	$3,440	$2,937	$2,584
Ratio of net expenses to average net assets	1.07%	(c)	1.05%	0.99%	0.85%	0.90%	(c)
Ratio of net investment income to average net assets	1.38%	(c)	1.39%	1.39%	1.41%	1.56%	(c)
Ratio of gross expenses to average net assets*	1.07%	(c)	1.05%	0.99%	0.90%	1.05%	(c)
Portfolio turnover rate	2%		8%	7%	14%	14%	(d)

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period February 20, 2009 (commencement of operations) through October 31, 2009.
(b)	Not annualized.
(c)	Annualized.
(d)	The portfolio turnover rate represents the full year period of November 1, 2008 through October 31, 2009.

See notes to financial statements.

ASSET MANAGEMENT FUND NOTES TO FINANCIAL STATEMENTS APRIL 30, 2013 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of April 30, 2013, the Trust is authorized to issue an unlimited number of shares in six separate series: the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

     Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

     The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

     The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the fair valuation methodology of the Adviser approved by the Board.

     Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2013 (Unaudited)

depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

     Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

     While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

     The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2013:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	$—	$301,022,387	$—	$301,022,387
Repurchase Agreements	—	13,160,000	—	13,160,000
Investment Companies	366	—	—	366
Total Investments				314,182,753
Ultra Short Fund
U.S. Government Agency Mortgages	—	6,227,908	—	6,227,908
Investment Companies	761,937	—	—	761,937
Total Investments				6,989,845
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	20,679,771	—	20,679,771
Repurchase Agreements	—	1,394,000	—	1,394,000
Investment Companies	493	—	—	493
Total Investments				22,074,264
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	22,860,697	—	22,860,697
Repurchase Agreements	—	2,087,000	—	2,087,000
Investment Companies	829	—	—	829
Total Investments				24,948,526
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	—	19,338,744	—	19,338,744
Repurchase Agreements	—	1,035,000	—	1,035,000
Investment Companies	512	—	—	512
Total Investments				20,374,256
Large Cap Equity Fund
Common Stocks	87,065,050	—	—	87,065,050
Investment Companies	4,566,569	—	—	4,566,569
Total Investments				$91,631,619

     As of April 30, 2013, there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of April 30, 2013, based on levels assigned to securities as of October 31, 2012.

REPURCHASE AGREEMENTS

     With the exception of the Ultra Short Fund and Large Cap Equity Fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2013 (Unaudited)

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

     Each Fund may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. There were no when-issued securities held in the Funds as of April 30, 2013.

DIVIDENDS TO SHAREHOLDERS

     Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

     Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

     Large Cap Equity Fund:

     Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

     For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

     No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MANAGEMENT ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

     Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

     Shay Assets Management, Inc. “SAMI” serves the Trust as investment adviser (the “Adviser”). Sean Kelleher is the current President of SAMI. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. “SISI”. SISI is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board and President of Shay Financial Services, Inc. “SFSI”, also a wholly-owned subsidiary of SISI.

     As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

     The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2013.

     The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntar-

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2013 (Unaudited)

ily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2013.

     The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion.

     The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2013.

     The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

     The Adviser has contractually agreed to reduce its advisory fees charged to the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75% through February 28, 2014. As a result of the contractual expense limit, the Adviser reduced its adviser fees charged for the Short U.S Government Fund, the Intermediate Mortgage Fund and the U.S Government Fund for the following amounts;$8,205, $9,630 and $8,112, respectively, for the period ended April 30, 2013.

     SFSI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board of and the President of SFSI.

     As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

     The distribution fee rate for the Short U.S. Government Fund is based upon an annual percentage of the average daily net assets of the funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion.

     The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2013.

     The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 mil-

lion, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of net assets in excess of $1.5 billion.

     The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2013. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

     The Northern Trust Company (“Northern Trust”) and the Trust have entered into a Custody Agreement, Fund Administration and Accounting Services Agreement, and Transfer Agency Service Agreement (collectively the “Services Agreements”). As compensation for its services under the Service Agreements, the Trust has agreed to pay Northern Trust an annual fee of $646,000 for the aggregate services, plus out-of-pocket expenses exceeding $200,000.

     The Trust has entered into a Compliance Services Agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”). Pursuant to the terms of the Compliance Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief compliance officer. The chief compliance officer is responsible for administering the Trust’s compliance policies and procedures and, at least annually, reviewing, the compliance policies and procedures of the Trust and the Trust’s service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services to each Fund rendered by Beacon Hill under the Compliance Services Agreement, the Trust pays Beacon Hill an annual fee of $115,000, plus reasonable out-of-pocket expenses.

     The Trust has entered into a Financial Services Agreement with Beacon Hill. Pursuant to the terms of the Financial Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief financial officer. The chief financial officer is responsible for administering the Trust’s accounting policies and procedures. As compensation for the services to each Fund rendered by Beacon Hill under the Financial Services Agreement, the Trust has agreed to pay Beacon Hill an annual fee of $90,000 plus reasonable out-of-pocket expenses.

     The Trust has entered into an agreement with Beacon Hill to provide governance and regulatory oversight services to the Trust. Under the terms of this agreement, Beacon Hill performs and coordinates fund governance and regulatory oversight activities of the Trust, including but not limited to, monitoring activities of its third party service providers, coordinating and filing amendments to the Trust’s registration statement and financial filings, preparing and distributing material for board meetings and maintaining all books and records as required by the federal securities laws. As compensation for its services under the agreement, the Trust pays Beacon Hill a fee at an annual rate of 0.02% of the average daily assets of the Trust for the first $1 billion and 0.015% of the average daily assets for assets in excess of $1 billion, with a minimum annual fee of $150,000 plus reasonable out-of-pocket expenses.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2013 (Unaudited)

     On April 24, 2012 Watertown Savings Bank commenced a civil action in the Circuit Court of Cook County against Asset Management Fund, specifically the Ultra Short and Ultra Short Mortgage Funds. As a result of the civil action, the Ultra Short Mortgage and Ultra Short Fund incurred legal expenses of $41,627 and $929 respectively, during the period covered by the report. These legal expenses have been included in the Statements of Operations under legal expenses for each Fund. In addition to the legal expense incurred, a corresponding legal expense reimbursement from the Funds’ insurance carrier has also been included in the Statements of Operations under expenses reduced for each Fund. The additional legal fees and corresponding expense reimbursement incurred in connection with this civil action resulted in no net asset value impact to either Fund.

C. Transactions in shares of the Funds for the six months ended April 30, 2013 and year ended October 31, 2012 were as follows:

	Ultra Short Mortgage Fund		Ultra Short Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Share transactions:
Sale of shares	990,199	1,805,230	—	—
Shares issued to stockholders in reinvestment of dividends	53,179	88,189	247	606
Shares repurchased	(11,490,518)	(7,425,373)	(3,069)	(7,036)
Net (decrease)	(10,447,140)	(5,531,954)	(2,822)	(6,430)
Shares Outstanding
Beginning of year	53,564,658	59,096,612	1,387,040	1,393,470
End of period	43,117,518	53,564,658	1,384,218	1,387,040

	Short U.S. Government Fund		Intermediate Mortgage Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Share transactions:
Sale of shares	1,461	12,005	3	111
Shares issued to stockholders in reinvestment of dividends	2,125	3,993	185	433
Shares repurchased	(146,945)	(133,889)	(87,982)	(86,314)
Net (decrease)	(143,359)	(117,891)	(87,794)	(85,770)
Shares Outstanding
Beginning of year	2,542,007	2,659,898	5,651,433	5,737,203
End of period	2,398,648	2,542,007	5,563,639	5,651,433

	U.S. Government Mortgage Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Share transactions:
Sale of shares	225,177	2
Shares issued to stockholders in reinvestment of dividends	3,771	2,675
Shares repurchased	(506,858)	(9,065)
Net (decrease)	(277,910)	(6,388)
Shares Outstanding
Beginning of year	2,588,805	2,595,193
End of period	2,310,895	2,588,805

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2013 (Unaudited)

	Large Cap Equity Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Share transactions Class AMF:
Sale of shares	104,374	261,613
Shares issued to stockholders in reinvestment of dividends	266,840	222,599
Shares repurchased	(754,022)	(746,865)
Net increase	(382,808)	(262,653)
Shares Outstanding
Beginning of year	8,754,350	9,017,003
End of period	8,371,542	8,754,350

Share transactions Class H:
Sale of shares	10,383	60,740
Shares issued to stockholders in reinvestment of dividends	19,823	15,061
Shares repurchased	(30,713)	(10,111)
Net increase	(507)	65,690
Shares Outstanding
Beginning of period	469,024	403,334
End of period	468,517	469,024

D. For the six months ended April 30, 2013, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
Purchases	$—	$—	$—	$—	$—	$1,940,366
Sales	—	—	—	—	—	10,503,229

     For the six months ended April 30, 2013, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund
Purchases	$107,656,190	$89,080	$5,893,695	$4,960,140	$5,042,859
Sales	176,141,944	470,522	7,564,571	6,430,098	8,124,769

E. FEDERAL INCOME TAX INFORMATION:

     The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2012, and 2011 were as follows:

2012	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Ultra Short Mortgage Fund	$7,779,865	$7,779,865	$7,779,865
Ultra Short Fund	86,828	86,828	86,828
Short U.S. Government Fund	467,341	467,341	467,341
Intermediate Mortgage Fund	528,284	528,284	528,284
U.S. Government Mortgage Fund	506,383	506,383	506,383

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2013 (Unaudited)

2011	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Money Market Fund	$10,875	$10,875	$10,875
Ultra Short Mortgage Fund	13,217,584	13,217,584	13,217,584
Ultra Short Fund	158,068	158,068	158,068
Short U.S. Government Fund	527,590	527,590	527,590
Intermediate Mortgage Fund	655,601	655,601	655,601
U.S. Government Mortgage Fund	562,800	562,800	562,800

*	Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2012 and 2011 for the Large Cap Equity Fund were as follows:

2012	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Large Cap Equity Fund	$1,131,987	$1,746,753	$1,131,987	$—	$2,878,740

2011	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Large Cap Equity Fund	$1,043,863	$—	$1,043,863	$—	$1,043,863

     At April 30, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ultra Short Mortgage Fund	$307,424,994	$7,232,658	$(474,899)	$6,757,759
Ultra Short Fund	6,893,598	118,586	(22,339)	96,247
Short U.S. Government Fund	21,766,479	363,335	(55,550)	307,785
Intermediate Mortgage Fund	24,468,847	530,682	(51,003)	479,679
U.S. Government Mortgage Fund	20,124,333	287,733	(37,810)	249,923
Large Cap Equity Fund	54,599,304	38,680,770	(1,648,455)	37,032,315

     As of October 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
Ultra Short Mortgage Fund	$476,912	$—	$476,912	$(542,664)	$(345,794,815)	$8,319,625	$(337,540,942)
Ultra Short Fund	4,500	—	4,500	(5,650)	(28,273,048)	136,059	(28,138,139)
Short U.S. Government Fund	29,948	—	29,948	(35,437)	(9,397,580)	506,758	(8,896,311)
Intermediate Mortgage Fund	41,074	—	41,074	(43,381)	(52,864,560)	637,596	(52,229,271)
U.S. Government Mortgage Fund	38,067	—	38,067	(40,526)	(8,105,811)	642,740	(7,465,530)
Large Cap Equity Fund	33,341	2,847,836	2,881,177	—	—	29,066,570	31,947,747

     The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2013 (Unaudited)

     At October 31, 2012, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount		Expires	Amount		Expires
Ultra Short Mortgage Fund	$19,172,685		2013	$9,348,253		2017
Ultra Short Mortgage Fund	13,969,341		2014	290,225,068		2018
Ultra Short Mortgage Fund	1,808,482		2015	2,013,187		2019
Ultra Short Mortgage Fund	7,491,105		2016
Ultra Short Fund	1,507,357	*	2013	307,673	*	2017
Ultra Short Fund	1,784,218	*	2014	20,036,732	*	2018
Ultra Short Fund	1,128,003	*	2015	27,453	*	2019
Ultra Short Fund	3,451,774	*	2016
Short U.S. Government Fund	1,805,629	*	2013	1,071,031	*	2016
Short U.S. Government Fund	880,563	*	2014	5,140,920	*	2018
Short U.S. Government Fund	357,577	*	2015
Intermediate Mortgage Fund	1,821,864	*	2013	5,641,899	*	2017
Intermediate Mortgage Fund	2,863,116	*	2014	38,873,400	*	2018
Intermediate Mortgage Fund	1,013,863	*	2015	351,065		2019
Intermediate Mortgage Fund	2,299,353	*	2016
U.S. Government Mortgage Fund	3,057,928	*	2014	201,009		2019
U.S. Government Mortgage Fund	4,846,874		2018

*

A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

     During the fiscal year ended October 31, 2012, Ultra Short Mortgage Fund, Ultra Short Fund, Intermediate Mortgage Fund, Short U.S. Government Fund and U.S. Government Mortgage Fund had net capital loss carry-forward amounts expire of $24,633,492, $1,616,100, $2,138,415, $104,641 and $2,082,704, respectively.

     The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended October 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended October 31, 2012 can be carried for-

ward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended October 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended October 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

     Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Fund	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Ultra Short Mortgage Fund	$1,310,284	$456,410
Short U.S. Government Fund	103,746	38,114
Ultra Short Fund	18,595	11,243

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2013 (Unaudited)

     Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

F. LEGAL PROCEEDINGS

     On December 28, 2010, West Texas National Bank (“WTNB”) commenced a FINRA arbitration proceeding against Shay Financial Services, Inc. (“Shay Financial”). WTNB alleges violation of state securities laws, negligent misrepresentation, breach of fiduciary duty, and other theories, and seeks damages of approximately $27.6 million and other costs relating to alleged losses from certain investments in mortgage-backed securities. In the alternative, Claimant seeks rescission for the purchase price of approximately $101 million paid for the original securities. In addition, WTNB seeks punitive damages, interest, costs and attorneys fees.

     On August 18, 2011, Citizens Community Federal (“CCF”) commenced a FINRA arbitration proceeding against Shay Financial. CCF alleges breach of fiduciary duties, negligent misrepresentation, and seeks damages of approximately $14 million and other costs relating to alleged losses from certain investments in mortgage-backed securities. In the alternative, CCF seeks rescission for the original purchase price of approximately $71 million paid for the securities. In addition, CCF seeks punitive damages, interest, costs and attorneys fees. On February 15, 2013, the parties reached an agreement to settle and dismiss this matter with prejudice.

     On November 11, 2011, Town North Bank, N.A. (“TNB”) commenced a civil action in the U.S. District Court, Northern District of Texas, against Shay Financial. TNB alleges violations of federal securities law, fraud, and breach of fiduciary duty, and seeks approximately $64 million in damages from Shay Financial relating to alleged losses from investments in certain mortgage-backed securities and collateralized debt obligations. TNB also seeks punitive damages, interest, costs and attorneys fees.

     On April 23, 2012 Watertown Savings Bank (“WSB”) (i.e., the financial institution headquartered in Massachusetts, as opposed to the identically named financial institution headquartered in New York) commenced a FINRA arbitration proceeding against Shay Financial and on April 24, 2012, WSB commenced a civil action in the Circuit Court of Cook County against Shay Assets Management, Inc. (“Shay Assets”), Asset Management Fund, the Ultra Short Fund, Ultra Short Mortgage Fund and Rodger D. Shay, Jr. The factual allegations in both of these actions are similar and arise from alleged investment losses resulting from WSB’s investments in certain AMF Funds. In the FINRA matter, WSB alleges Shay Financial violated the Florida Securities and Investor Protection Act and FINRA Rules, violated Section 11 of the Securi-

ties Act of 1933, violated the Investment Company Act of 1940, violated the Illinois Consumer Fraud and Deceptive Business Practices Act, breached its fiduciary duties and failed to supervise its employees and WSB’s accounts and seeks rescissionary damages against Shay Financial of approximately $44 million, plus punitive damages, interest, costs and attorneys fees. In the Circuit Court matter, WSB seeks to bring causes of action for common law fraud, conspiracy to commit common law fraud, aiding and abetting common law fraud, breach of fiduciary duty and negligent misrepresentation and seeks compensatory damages against Shay Assets of approximately $43 million.

     On July 6, 2012, Your Community Credit Union (“YCCU”), commenced a civil action in the District Court of Dallas County, Texas against Shay Financial and one Shay employee. YCCU alleges fraud and breach of fiduciary duty, and seeks restitution and damages of at least $2.5 million relating to alleged losses from investments in mortgage-backed securities. YCCU also seeks punitive damages, interest, costs and attorney’s fees.

     There is no assurance that additional legal actions arising out of these circumstances will not be filed against Shay Assets Management, Inc., Asset Management Fund, Shay Financial Services Inc., Rodger D. Shay and/or Rodger D. Shay, Jr. The Adviser, Distributor and Funds are unable to predict the potential range of monetary exposure, if any, but believe that claims asserted in each of the above-captioned actions are without merit and each intends to vigorously defend itself against all actions. However, an unfavorable result could have a material adverse effect on the Adviser, the Distributor and the Funds.

     In addition, certain of the Funds have filed lawsuits against various parties related to alleged fraudulent conduct in connection with the offer and sale of residential mortgage-backed securities purchased by certain of the Funds and seeks compensatory damages to recover for losses sustained by the Funds. As of this date, the following lawsuits or other legal actions have been filed:

•

Asset Management Fund, d/b/a AMF Funds; AMF Intermediate Mortgage Fund; AMF Ultra Short Fund; AMF Ultra Short Mortgage Fund; AMF Short U.S. Government Fund; and AMF U.S. Government Mortgage Fund v. JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., J.P. Morgan Mortgage Acquisition Corporation, J.P. Morgan Securities LLC (f/k/a J.P. Morgan Securities Inc.), J.P. Morgan Acceptance Corporation I, EMC Mortgage LLC (f/k/a EMC Mortgage Corporation), Bear, Stearns Securities Corp., Bear Stearns & Co., Inc., and WAMU Asset Acceptance Corp.; Supreme Court of the State of New York, County of New York, Index No.650320/2012. (Complaint filed 8/17/12).

•

In re Countrywide Financial Corp. Mortgage-Backed Securities Litigation: Asset Management Fund, d/b/a AMF Funds, AMF Intermediate Mortgage Fund, AMF Ultra Short Fund, AMF Ultra Short Mortgage Fund, AMF Short U.S. Government

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
APRIL 30, 2013 (Unaudited)

Fund, and AMF U.S. Government Mortgage Fund v. Bank of America Corporation, Bank of America, N.A., NB Holdings Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc. (f/k/a Banc of America Securities LLC); Banc of America Funding Corporation, Bank of America Mortgage Securities Inc., Countrywide Financial Corporation, Countrywide Home Loans, Inc., CWMBS, Inc., Merrill Lynch Mortgage Lending, Inc., Merrill Lynch Mortgage Investors, Inc., and Merrill Lynch Co., Inc.; U.S. District Court, Central District of California, Western Division, Case No. 12-CV-04775-MRP (Complaint filed 9/7/12);

•

Asset Management Fund, d/b/a AMF Funds; AMF Intermediate Mortgage Fund; AMF Ultra Short Fund; AMF Ultra Short Mortgage Fund; AMF Short U.S. Government Fund; and AMF U.S. Government Mortgage Fund v. Morgan Stanley, Morgan Stanley & Co. LLC (f/k/a Morgan Stanley & Co. Incorporated), Morgan Stanley Mortgage Capital Inc., Morgan Stanley Capital I Inc., and Morgan Stanley Mortgage Capital Holdings

LLC; Supreme Court of the State of New York, County of New York, Index No. 651466/2012 (Complaint filed 10/22/12); and

•

Asset Management Fund, d/b/a AMF Funds; AMF Intermediate Mortgage Fund; AMF Ultra Short Fund; AMF Ultra Short Mortgage Fund; and AMF U.S. Government Mortgage Fund v. Wells Fargo & Company; Wells Fargo Bank, N.A.; and Wells Fargo Asset Securities Corporation; Supreme Court of the State of New York, County of New York, Index No. Summons with Notice. (Summons with Notice filed 2/15/13).

     It is unknown whether any of these lawsuits will result in a material recovery for the Funds, either by way of judgment or settlement, or whether additional actions will be pursued in the future. In addition, the Funds may participate in various class action settlements, but it is unknown whether any settlements will result in a material recovery for the Funds.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
APRIL 30, 2013 (Unaudited)

Disclosure regarding Annual Review of Asset Management Fund’s Investment Advisory Agreements

     The Board of Trustees of Asset Management Fund (the “Trust”) approved the renewal of the investment advisory agreement for each series of the Trust (each, a “Fund” and collectively, the “Funds”) with the Funds’ investment adviser, Shay Assets Management, Inc. (the “Investment Adviser”), at an in-person meeting on January 23-24, 2013. In considering renewal of the investment advisory agreements (each, an “Investment Advisory Agreement” and collectively, the “Investment Advisory Agreements”), the Board of Trustees (the “Board”) received a recommendation from the Independent Trustees for the renewal of each Investment Advisory Agreement.

     In preparation for their review process, the Independent Trustees met with the Trust’s counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Investment Adviser. The Investment Adviser and the Administrator to the Trust, Beacon Hill Fund Services, Inc., provided information in response to the request. Among other information, the Independent Trustees reviewed materials to assess the services provided by the Investment Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the Investment Advisory Agreements to the Investment Adviser, economies of scale and fall-out benefits to the Investment Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the Investment Advisory Agreements. In considering renewal of the Investment Advisory Agreements, the Independent Trustees met independently of management and of the interested Trustees to review and discuss materials received from the Investment Adviser, Administrator and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Investment Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the Investment Advisory Agreements.

     Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to continue the Investment Advisory Agreement for each Fund. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

     Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided under each Investment Advisory Agreement. The Board reviewed the experience and skills of senior management and the investment management teams. The Board also considered the Investment Adviser’s ability to manage investments that met the specialized needs of the shareholders of the Funds. The Board also considered the compliance program established by the Investment Adviser and the level of compliance attained by the Investment Adviser. The Board additionally considered the oversight provided by the Investment Adviser with respect to valuation of portfolio securities.

     Investment Performance. The Board reviewed each Fund’s investment performance for the one-, three-, and five-year periods ended October 31, 2012 and for the ten-year period ended December 31, 2012, and compared this information to the performance of a peer group of funds in the same Morningstar category based on information and data provided by the Trust’s Administrator. The Board considered whether investment results were consistent with a Fund’s investment objective and policies and noted that the Funds (other than the Ultra Short Fund and the Large Cap Equity Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer group of funds for the most part are not subject to such limitations.

     With respect to the fixed income Funds, the Board noted that the Funds underperformed relative to their peer groups for the three- and five-year periods ended October 31, 2012 and the ten-year period ended December 31, 2012 (with the exception of the Ultra Short Mortgage Fund, which had performance in the 1st quartile for the three-year period ended October 31, 2012). In evaluating this longer-term performance, the Board considered the extraordinary market circumstances that began in 2008 and their disproportionate affect on the Funds. In particular the Board considered that the longer-term underperformance of these Funds was the result of the Funds’ holdings in private label mortgage-backed securities whose value and liquidity were more severely impacted by market conditions. The Board also considered the improved performance of each of the Intermediate Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund and U.S. Government Mortgage Fund, which had performance in the 2nd Quartile, 2nd Quartile, 2nd Quartile and 3rd Quartile, respectively, for the one-year period ended October 31, 2012. With respect to the one-year period ended October 31, 2012 for the Ultra Short Mortgage Fund, the Board noted that the performance was competitive with its peers. The Board also took into account the Investment Adviser’s adherence to its investment style, the nature of the securities held by the Funds and the analysis necessary to manage the portfolios in light of challenging market conditions and the Investment Adviser’s knowledge with respect to the types of securities held by the Funds. The

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2013 (Unaudited)

Board also considered the increased efforts and resources that were necessary to manage valuation, liquidity and other challenges presented by market conditions in effect during the longer-term period, as well the additional efforts and resources necessary to respond to increased shareholder requests.

     With respect to the Large Cap Equity Fund, the Board noted that although the Fund underperformed over the ten-year period ended December 31, 2012, it produced favorable results for shareholders with 2nd quartile performance for the one-year period, 2nd quartile performance for the three-year period and 1st quartile performance for the five-year period ending October 31, 2012. The Board also noted the Large Cap Equity Fund’s three-star Morningstar ranking.

     On the basis of this evaluation and its ongoing review of investment results, the Board concluded that it was in the best interests of the Funds to renew the Investment Advisory Agreements.

     Fees and Expenses. The Board reviewed each Fund’s contractual investment advisory fees and actual total expense ratios. The Board received information, based upon Morningstar, Inc. data comparing each Fund’s contractual and actual investment advisory fees and actual total expense ratio to the contractual investment advisory fees and actual total expense ratios of funds in a peer group based upon asset size and in the peer universe. The information provided to the Board showed that each Fund’s contractual and actual investment advisory fees, with the exception of the Ultra Short Fund and Ultra Short Mortgage Fund, were below the average and at or below the median of the Morningstar peer group. Although above the average and the median, the Board concluded that the contractual advisory fees for Ultra Short Fund and Ultra Short Mortgage Fund are within a reasonable range, and that after waivers, actual advisory fees are below that of the peer group average and median. The information provided to the Board showed that, each Fund’s actual total expense ratio, with the exception of the U.S. Government Mortgage Fund and the Intermediate Mortgage Fund, taking into account fee waivers, was within the 4th quartile of the Morningstar peer group. The information also showed that the U.S. Government Mortgage Fund and the Intermediate Mortgage Fund’s actual total expense ratio, taking into account fee waivers, was within the 2nd and 3rd quartiles, respectively, of the Morningstar peer group. The Board noted that the higher total expenses ratios for the Large Cap Equity Fund, the Ultra Short Fund, the Ultra Short Mortgage Fund and Short U.S. Government Fund were the result of the declining assets of the Funds. The Board received information on fee waivers and/or reimbursements and noted that the Ultra Short Fund, the Ultra Short Mortgage Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund are currently benefiting from fee waivers. The Board noted that historically the Investment Adviser has voluntarily waived fees consistent with the current voluntary waiver levels, and the Investment Adviser indicated its current intention to continue such voluntary waivers with respect to the fixed income Funds. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Investment Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Adviser.

     Profitability. The Board considered certain financial information related to the costs and profitability to the Investment Adviser of the Investment Advisory Agreements with the Funds. The Board also received the financial statements of the Investment Adviser and its parent company, Shay Investment Services, Inc. Based upon the information provided, the Board concluded that the profits realized by the Investment Adviser in connection with the management of the Funds were not unreasonable.

     Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund except for the Ultra Short Fund. The Board concluded that, given the size of the Ultra Short Fund, breakpoints were not necessary at this time. The Board also considered whether the investment advisory fee rate for each Fund is reasonable in relation to the size of such Fund. The Board concluded that the investment advisory fee schedule reflects an appropriate level of sharing of any economies of scale.

     Other Benefits to the Investment Adviser. The Board also considered the character and amount of other incidental benefits received by the Investment Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust’s Distributor, as a result of the Investment Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to the Distributor and noted that the Distributor reported that it had expended assets greater than its 12b-1 revenues on distribution services provided to the Trust during the fiscal year ended October 31, 2012. The Board considered the advantage that the Distributor’s knowledge of its clients’ circumstances offers the Funds, and the increased shareholder services being provided under current market conditions. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Investment Adviser does not use brokerage of the Funds to obtain third party research.

     Conclusion. Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Investment Advisory Agreements continue to be fair and reasonable and that continuance of the Investment Advisory Agreements is in the best interests of each Fund.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2013 (Unaudited)

A. SECURITY ALLOCATION
ULTRA SHORT MORTGAGE FUND

Security Allocation	Percentage of Net Assets

Adjustable Rate Mortgage-Related Securities	74.7%
Fixed Rate Mortgage-Related Securities	20.9%
U.S. Government Agency Securities	0.0%
U.S. Government Obligations	0.0%
Investment Companies	0.0%
Repurchase Agreements	4.2%
Total	99.8%

ULTRA SHORT FUND

Security Allocation	Percentage of Net Assets

Adjustable Rate Mortgage-Related Securities	74.6%
Fixed Rate Mortgage-Related Securities	14.1%
Investment Companies	10.8%
U.S. Government Obligations	0.0%
Repurchase Agreements	0.0%
Total	99.5%

SHORT U.S. GOVERNMENT FUND

Security Allocation	Percentage of Net Assets

Adjustable Rate Mortgage-Related Securities	48.8%
Fixed Rate Mortgage-Related Securities	44.5%
U.S. Government Agency Securities	0.0%
U.S. Government Obligations	0.0%
Investment Companies	0.0%
Repurchase Agreements	6.3%
Total	99.6%

INTERMEDIATE MORTGAGE FUND

Security Allocation	Percentage of Net Assets

Adjustable Rate Mortgage-Related Securities	13.4%
Fixed Rate Mortgage-Related Securities	78.2%
U.S. Government Agency Securities	0.0%
Investment Companies	0.0%
Repurchase Agreements	8.4%
Total	100.0%

U.S. GOVERNMENT MORTGAGE FUND

Security Allocation	Percentage of Net Assets

Adjustable Rate Mortgage-Related Securities	41.8%
Fixed Rate Mortgage-Related Securities	52.7%
U.S. Government Agency Securities	0.0%
Investment Companies	0.0%
Repurchase Agreements	5.0%
Total	99.5%

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2013 (Unaudited)

LARGE CAP EQUITY FUND

Security Allocation	Percentage of Net Assets

Common Stocks	94.8%
Investment Companies	5.0%
Total	99.8%

B. EXPENSE COMPARISON:

     As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

ACTUAL EXPENSES

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expense Paid During Period* 11/1/12 - 4/30/13	Expense Ratio During Period** 11/1/12 - 4/30/13
Ultra Short Mortgage Fund		$1,000.00	$ 1,000.80	$3.87	0.78%
Ultra Short Fund		1,000.00	997.40	4.56	0.92%
Short U.S Government Fund		1,000.00	1,004.00	3.73	0.75%
Intermediate Mortgage Fund		1,000.00	1,000.40	3.72	0.75%
U.S Government Mortgage Fund		1,000.00	1,000.90	3.72	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	1,149.50	6.50	1.22%
	Class H	1,000.00	1,150.40	5.71	1.07%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (181) divided by the number of days in the fiscal year (365).

**	Annualized

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expense Paid During Period* 11/1/12 - 4/30/13	Expense Ratio During Period** 11/1/12 - 4/30/13
Ultra Short Mortgage Fund		$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Ultra Short Fund		1,000.00	1,020.23	4.61	0.92%
Short U.S Government Fund		1,000.00	1,021.08	3.76	0.75%
Intermediate Mortgage Fund		1,000.00	1,021.08	3.76	0.75%
U.S Government Mortgage Fund		1,000.00	1,021.08	3.76	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	1,018.74	6.11	1.22%
	Class H	1,000.00	1,019.49	5.36	1.07%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (181) divided by the number of days in the fiscal year (365).

**	Annualized.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
APRIL 30, 2013 (Unaudited)

C. OTHER INFORMATION:

     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Funds voted proxies relating to portfolio securities during the twelve month period ended June 30th is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

     A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

(This page intentionally left blank)

DISTRIBUTOR
Shay Financial Services, Inc.
1000 Brickell Avenue, Suite 500
Miami, FL 33131

INVESTMENT ADVISER
Shay Assets Management, Inc.
1000 Brickell Avenue, Suite 500
Miami, FL 33131

GOVERNANCE AND REGULATORY SERVICES
Beacon Hill Fund Services, Inc.
4041 N. High St.
Columbus, OH 43214

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

LEGAL COUNSEL
Vedder Price, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606

AMF-SEMI-0413

Item 2.	Code of Ethics.

Not applicable — only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Asset Management Fund

By (Signature and Title)

/s/ Trent M. Statczar

Trent M. Statczar
Treasurer

Date:  June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rodger D. Shay, Jr.

Rodger D. Shay, Jr.
President

Date:  June 28, 2013

By (Signature and Title)

/s/ Trent M. Statczar

Trent M. Statczar
Treasurer

Date:  June 28, 2013